Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Property Plant And Equipment Net
Property, plant and equipment, net

Note 12. Property, plant and equipment, net

The changes in the Group's property and equipment balance are shown in the table below:

	Furniture and fixtures	IT and telecom equipment	Leasehold improvements	Total

Cost
As of January 1, 2021	1,500	1,713	1,691	4,904
Additions	26	574	18	618
Disposals	(4)	(74)	(12)	(90)

As of December 31, 2021	1,522	2,213	1,697	5,432
Additions	134	260	126	520
Acquired from business combination	—	229	—	229

As of December 31, 2022	1,656	2,702	1,823	6,181

Accumulated depreciation
As of January 1, 2021	(252)	(699)	(241)	(1,192)
Depreciation	(141)	(374)	(170)	(685)

As of December 31, 2021	(393)	(1,073)	(411)	(1,877)
Depreciation	(157)	(499)	(175)	(830)

As of December 31, 2022	(550)	(1,572)	(586)	(2,707)

Balance at December 31, 2021	1,129	1,140	1,286	3,555

Balance at December 31, 2022	1,106	1,130	1,237	3,474

There were no events or changes in circumstances that indicate that the carrying amount of property and equipment may not be recoverable; therefore, no impairment charges were recorded for the years 2022 and 2021.